PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic additional pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	Rp 2,109	Rp (4,820)	Rp 2,375
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Past service costs				657
Interest costs		1	69
Net periodic pension benefit cost		1	69	657
Experience adjustments		(17)	(773)
Changes in financial assumptions			(175)	419
Return on plan assets (excluding amount included in net interest expense)		5	14
Changes in asset ceiling excluding amount in net interest		5
Defined benefit plan actuarial gain (loss) - net of tax		Rp (7)	Rp (934)	Rp 419
Discount rate	7.25%	7.25%	8.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%
Additional pension benefit obligation | Minimum
Disclosure of defined benefit plans [line items]
Rate of return on investment	9.00	9.00	9.30	9.50
Actuarial discount rate of pension fund	9.25	9.25	9.25	9.25
Additional pension benefit obligation | Maximum
Disclosure of defined benefit plans [line items]
Rate of return on investment	9.50	9.50	10.00	10.25
Actuarial discount rate of pension fund	9.50	9.50	9.50	9.50